September 26, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for ProShares K-1 Free Crude Oil Strategy ETF, a series of the ProShares Trust (the “Trust”), that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 173 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 23, 2016 (Accession No. 0001193125-16-718443).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6578.

Very truly yours,

/s/ Robert J. Borzone, Jr.

Robert J. Borzone, Jr.

Vice President and Legal Counsel